Reinsurance (Effects Of Reinsurance On Premiums Written And Earned) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance [Abstract]
Direct, Life insurance, Written	$ 1,351	$ 1,471	$ 1,567
Direct, Accident and health insurance, Written	2,893	2,819	2,724
Direct, Property and casualty insurance, Written	121	129	212
Direct, Mortgage insurance, Written	1,618	1,531	1,415
Total direct, Written	5,983	5,950	5,918
Assumed, Life insurance, Written	12	10	9
Assumed, Accident and health insurance, Written	426	422	416
Assumed, Property and casualty insurance, Written
Assumed, Mortgage insurance, Written	23	44	140
Total assumed, Written	461	476	565
Ceded, Life insurance, Written	(254)	(281)	(287)
Ceded, Accident and health insurance, Written	(549)	(470)	(447)
Ceded, Property and casualty insurance, Written			(4)
Ceded, Mortgage insurance, Written	(145)	(163)	(232)
Total ceded, Written	(948)	(914)	(970)
Net premiums, Written	5,496	5,512	5,513
Direct, Life insurance, Earned	1,370	1,501	1,620
Direct, Accident and health insurance, Earned	2,912	2,928	2,872
Direct, Property and casualty insurance, Earned	111	121	206
Direct, Mortgage insurance, Earned	1,723	1,702	1,696
Total direct, Earned	6,116	6,252	6,394
Assumed, Life insurance, Earned	11	15	20
Assumed, Accident and health insurance, Earned	492	450	464
Assumed, Property and casualty insurance, Earned
Assumed, Mortgage insurance, Earned	44	49	101
Total assumed, Earned	547	514	585
Ceded, Life insurance, Earned	(254)	(280)	(266)
Ceded, Accident and health insurance, Earned	(564)	(468)	(457)
Ceded, Property and casualty insurance, Earned			(4)
Ceded, Mortgage insurance, Earned	(140)	(164)	(233)
Total ceded, Earned	(958)	(912)	(960)
Net premiums, Earned	$ 5,705	$ 5,854	$ 6,019
Percentage of amount assumed to net	10.00%	9.00%	10.00%